                                                    1933 Act File No. __________

                                                    1940 Act File No. 811-21186

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.        ____                       [ ]

         Post-Effective Amendment No.       ____                       [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         Amendment. No.                     ____                       [ ]


                        WILLIAMS CAPITAL MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                   650 Fifth Avenue, New York, New York 10019
                    (Address of Principal Executive Offices)

                                 (212) 373-4240
                         (Registrant's Telephone Number)

                                                                        Copy to:
State Street Bank and Trust Company                       Sidley Austin Brown & Wood LLP
Julie Tedesco                                             Frank P. Bruno
P.O. Box 5049                                             787 Seventh Avenue
Boston, Massachusetts 02206                               New York, New York 10019
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to                  [ ]        On (date) pursuant to paragraph (b)
     paragraph (b)
[ ]  60 days after filing pursuant to paragraph           [ ]        On (date) pursuant to paragraph (a)(1)
     (a)(1)
[ ]  75 days after filing pursuant to paragraph           [ ]        On (date) pursuant to paragraph (a)(2) of
     (a)(2)                                                          Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 21, 2002

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")


                              INSTITUTIONAL SHARES
                                   PROSPECTUS
                                AUGUST ___, 2002




                               INVESTMENT ADVISER:
                        WILLIAMS CAPITAL MANAGEMENT, LLC




      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                              INSTITUTIONAL SHARES

                                TABLE OF CONTENTS

FUND SUMMARY             INVESTMENT OBJECTIVE          3
                         PRIMARY INVESTMENT STRATEGY   3
                         KEY RISKS                     3
                         OTHER RISKS                   3
                         PERFORMANCE INFORMATION       3
                         EXPENSES & FEES               4


FUND BASICS              INVESTMENT DETAILS            4
                         VALUING SHARES                6


SHAREHOLDER INFORMATION  BUYING AND SELLING SHARES     6
                         DIVIDENDS AND CAPITAL GAINS  10



FUND MANAGEMENT          BOARD OF TRUSTEES            12
                         THE ADVISER                  12

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

FUND SUMMARY

INVESTMENT OBJECTIVE

The Williams Capital Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

PRIMARY INVESTMENT STRATEGY

The Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

KEY RISKS

All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

         Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Current yield information for the Fund is available toll free by calling (866) WCM-FUND.

MONEY MARKET FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:

      - Individual securities must have remaining maturities of no more than 397 days

      - The dollar-weighted average maturity of the fund's holdings cannot exceed 90 days; a "AAA" rated fund must restrict this to 60 days

      - All securities must be in the top two credit grades for short-term securities

      -     All securities must be denominated in U.S. dollars

EXPENSES & FEES

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load)                                             None
(as a % of offering price)
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load)                                             None
(Reinvested Dividends)
Redemption Fee                                                          None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS):
Advisory Fees                                                           0.12%
Distribution (12b-1) Fees                                               None
Shareholder Servicing Fees                                              None
Other Expenses*                                                         0.08%
                                                                        ----
Total Annual Fund Operating Expenses**                                  0.20%
                                                                        ====

*     Other expenses are based on estimated amounts for the current fiscal year.

** The Adviser has voluntarily agreed to cap the total annual operating expenses of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. There is no assurance that the reductions will remain in effect.

ADVISORY FEES: Fees paid to the investment advisor for portfolio management services.

DISTRIBUTION FEES: A method of charging distribution-related expenses against fund assets

OTHER EXPENSES: Include administration, transfer agency and custody expenses, professional fees and registration fees.

SERVICE FEES: Fees that are paid to the investment adviser and/or its affiliates for shareholder account service and maintenance.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

                  1 year            3 years
                  ------            -------
                  $20               $64

FUND BASICS

INVESTMENT DETAILS

The Fund invests in a broad range of money market instruments, including but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Fund will be "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which regulates money market mutual funds.

The Fund will invest only in high-quality money market instruments, including but not limited to commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.

The Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments that ultimately mature in more than 397 days.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.


IMPORTANT DEFINITIONS

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

REPURCHASE AGREEMENT: A type of short-term investment. A dealer sells securities to a fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund's portfolio must redeem the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

ZERO-COUPON BONDS: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

MASTER NOTES: Master notes are unsecured obligations that are redeemable upon demand.

Williams Capital Management, LLC (the "Adviser") measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Trust's Board of Trustees.

Investment objective and investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information.

OTHER RISKS AND CONSIDERATIONS

In addition to the risk of interest rate changes discussed above, other risks could affect performance of the Fund such as:

      - The managers could select investments that underperform investments of other comparable funds;

      - An issuer of a security held by the Fund could default on its obligation to repay interest or principal;

      - The counterparty to a repurchase agreement or other transaction could default on its obligations;

      - The potential for capital appreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease;

      - The Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

      - Over time, the real value of the Fund's yield may be eroded by inflation.

VALUING SHARES

A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value ("NAV") per share is $1.00. When you buy Institutional Shares you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share, there is no guarantee it will be able to do so.

NAV is calculated separately for each class of shares of the Fund at normally 5:00 p.m. Eastern time on each day the NYSE and the Federal Reserve Bank of Boston are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Boston are closed.

The Fund offers both Service Shares and Institutional Shares. Only Institutional Shares are described in this Prospectus.

SHAREHOLDER INFORMATION

This section describes how to do business with the Fund.

NET ASSET VALUE ("NAV"): The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by shareholders.

HOW TO REACH THE FUND

By Telephone:                                1-866-WCM-FUND

By Mail:                                     Williams Capital Liquid Assets Fund
                                             650 Fifth Avenue, 10th floor
                                             New York, NY 10019

BUYING SHARES

Shares of the Fund are sold at NAV (generally $1.00) next determined after receipt of a purchase order in proper form. Purchase offers are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open ("Fund Business Day"). The Fund may also process purchase and sale orders and calculate its NAV on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Fund does not determine NAV, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

PROPER FORM. A purchase order or a redemption request is in "proper form" when all required documents are properly completed, signed and received.


METHODS FOR PURCHASING SHARES

You may purchase shares of the Fund by the following methods:

      - BY TELEPHONE. You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

      - THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a broker-dealer, financial adviser or other financial institution through procedures established with that institution.

      - BY MAIL. You may open an account directly by completing, signing and mailing an Account Registration Form and a check made payable to the Williams Capital Liquid Asset Fund to:

                      Williams Capital Liquid Assets Fund
                      650 Fifth Avenue, 11th floor
                      New York, NY  10019

      - BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed purchase order in proper form before 5:00 p.m. Eastern time (the "Cut-Off Time") you will begin to earn dividends the same Fund Business Day upon receipt of Federal Funds. If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

            Investors who notify the Adviser after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

            The following procedure will help assure prompt receipt of your Federal Funds wire:

                  A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:

                                            Your name
                                            Address
                                            Telephone number
                                            Taxpayer ID number
                                            The amount being
                                            wired
                                            The identity of the bank
                                            wiring funds

            You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)


                  B. Instruct your bank to wire the specified amount to the Fund as follows:

                                             State Street Bank and Trust Company
                                             A/C #
                                             FBO Williams Capital Liquid
                                             Assets Fund Operating Account
                                             Ref: [Shareholder Name and Account
                                             Number]

To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute all trades before 2:30 p.m. Eastern time. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

The Trust and the Adviser each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES

State Street Bank and Trust Company (the "Transfer Agent") maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS

Monthly account statements are sent to investors to report transactions such as purchase and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Institutional Shares of the Fund is $5,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

SELLING SHARES

You may redeem your shares without charge at the NAV next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund Business Day after the withdrawal, but in any event no more than seven days after the withdrawal. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act if an emergency exists.

METHODS FOR SELLING SHARES

You may sell shares of the Fund by the following methods:

      - BY TELEPHONE. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND. You must provide the Adviser with your account number and the exact name in which the shares are registered. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

            In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

      -     WRITTEN REQUESTS. Redemption requests may be made by writing to:

                  Williams Capital Liquid Assets Fund
                  650 Fifth Avenue, 11th floor
                  New York, NY  10019

            Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

            A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by an eligible institution acceptable to the Adviser, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

If the Fund receives your redemption request in proper form before 2:30 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 2:30 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

DIVIDENDS, CAPITAL GAINS AND TAXATION

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAXATION

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Capital gain distributions are generally taxed at different rates than dividends of ordinary income. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a lawful resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

BOARD OF TRUSTEES

The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund."

THE ADVISER

Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser's address is 650 Fifth Avenue, 11th Floor, New York, New York 10019. Subject to the general control of the Trust's Board of Trustees, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is The Williams Capital Group L.P., a Delaware corporation.

Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser, in which he holds a controlling interest.

For its services, the Adviser is entitled receive a fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser will voluntarily waive its fee and/or reimburse the Institutional Shares' expenses to the extent necessary to maintain the Institutional Shares' annual operating expenses at 0.20% of the Institutional Shares' average daily net assets. The Adviser may discontinue such waivers and reimbursements at any time in its sole discretion.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

         For more information about WILLIAMS CAPITAL LIQUID ASSETS FUND:


         The Fund's statement of additional information ("SAI") includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


         The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling 1 (866) WCM-FUND.

         Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1 (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.




Williams Capital Management, LLC
650 Fifth Avenue
New York, NY  10019


The Williams Capital Management Trust's Investment Company Act File Number is 811-21186.

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 21, 2002

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")


                                 SERVICE SHARES
                                   PROSPECTUS
                                AUGUST ___, 2002




                               INVESTMENT ADVISER:
                        WILLIAMS CAPITAL MANAGEMENT, LLC




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                 SERVICE SHARES

                                TABLE OF CONTENTS

FUND SUMMARY             INVESTMENT OBJECTIVE          3
                         PRIMARY INVESTMENT STRATEGY   3
                         KEY RISKS                     3
                         OTHER RISKS                   3
                         PERFORMANCE INFORMATION       3
                         EXPENSES & FEES               4


FUND BASICS              INVESTMENT DETAILS            4
                         VALUING SHARES                6


SHAREHOLDER INFORMATION  BUYING AND SELLING SHARES     6
                         DIVIDENDS AND CAPITAL GAINS  10



FUND MANAGEMENT          BOARD OF TRUSTEES            12
                         THE ADVISER                  12

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

FUND SUMMARY

INVESTMENT OBJECTIVE

The Williams Capital Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

PRIMARY INVESTMENT STRATEGY

The Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

KEY RISKS

All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

         Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Current yield information for the Fund is available toll free by calling (866) WCM-FUND.

MONEY MARKET FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:

- Individual securities must have remaining maturities of no more than 397 days

- The dollar-weighted average maturity of the fund's holdings cannot exceed 90 days; a "AAA" rated fund must restrict this to 60 days

- All securities must be in the top two credit grades for short-term securities

-     All securities must be denominated in U.S. dollars

EXPENSES & FEES

This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
------------------------------------------
Maximum Sales Charge (Load)                                             None
(as a % of offering price)
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load)                                             None
(Reinvested Dividends)
Redemption Fee                                                          None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS):
-------------------------------------
Advisory Fees                                                           0.12%
Distribution (12b-1) Fees                                               None
Shareholder Servicing Fees                                              0.25%
Other Expenses*                                                         0.03%
                                                                        ----
Total Annual Fund Operating Expenses**                                  0.40%
                                                                        ====

*     Other expenses are based on estimated amounts for the current fiscal year.

** The Adviser has voluntarily agreed to cap the total annual operating expenses of the Service Shares at 0.40% (on an annualized basis) of the Service Shares' average daily net assets. There is no assurance that the reductions will remain in effect.


ADVISORY FEES: Fees paid to the investment advisor for portfolio management services.

DISTRIBUTION FEES: A method of charging distribution-related expenses against fund assets

OTHER EXPENSES: Include administration, transfer agency and custody expenses, professional fees and registration fees.

SERVICE FEES: Fees that are paid to the investment adviser and/or its affiliates for shareholder account service and maintenance.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

                  1 year            3 years
                  ------            -------
                  $41               $128

FUND BASICS

INVESTMENT DETAILS

The Fund invests in a broad range of money market instruments, including but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Fund will be "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which regulates money market mutual funds.

The Fund will invest only in high-quality money market instruments, including but not limited to commercial paper, master notes, asset-backed and mortgage-backed securities and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.

The Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments that ultimately mature in more than 397 days.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.


ASSET-BACKED AND MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

REPURCHASE AGREEMENT: A type of short-term investment. A dealer sells securities to a fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund's portfolio must redeem the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

ZERO-COUPON BONDS: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

MASTER NOTES: Master notes are unsecured obligations that are redeemable upon demand.

Williams Capital Management, LLC (the "Adviser") measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Trust's Board of Trustees.

Investment objective and investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information.

OTHER RISKS AND CONSIDERATIONS

In addition to the risk of interest rate changes discussed above, other risks could affect performance of the Fund such as:

      - The managers could select investments that underperform investments of other comparable funds;

      - An issuer of a security held by the Fund could default on its obligation to repay interest or principal;

      - The counterparty to a repurchase agreement or other transaction could default on its obligations;

      - The potential for capital appreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease;

      - The Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

      - Over time, the real value of the Fund's yield may be eroded by inflation.

VALUING SHARES

A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value ("NAV") per share is $1.00. When you buy Service Shares you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share, there is no guarantee it will be able to do so.

NET ASSET VALUE ("NAV"): The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by shareholders.

NAV is calculated separately for each class of shares of the Fund at normally 5:00 p.m. Eastern time on each day the NYSE and the Federal Reserve Bank of Boston are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Boston are closed.

The Fund offers both Service Shares and Institutional Shares. Only Service Shares are described in this Prospectus.

SHAREHOLDER INFORMATION

This section describes how to do business with the Fund.

HOW TO REACH THE FUND

By Telephone:                  1-866-WCM-FUND

By Mail:                       Williams Capital Liquid Assets Fund
                               650 Fifth Avenue, 10th floor
                               New York, NY 10019

BUYING SHARES

Shares of the Fund are sold at NAV (generally $1.00) next determined after receipt of a purchase order in proper form. Purchase offers are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open ("Fund Business Day") . The Fund may also process purchase and sale orders and calculate its NAV on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Fund does not determine NAV, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

PROPER FORM. A purchase order or a redemption request is in "proper form" when all required documents are properly completed, signed and received.

METHODS FOR PURCHASING SHARES

You may purchase shares of the Fund by the following methods:

      - BY TELEPHONE. You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

      - THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a broker-dealer, financial adviser or other financial institution (each, an "Institution") that has entered into an agreement with the Fund or the Distributor to purchase Service Shares.

      - BY MAIL. You may open an account directly by completing, signing and mailing an Account Registration Form and a check made payable to the Williams Capital Liquid Asset Fund to:

                      Williams Capital Liquid Assets Fund
                      650 Fifth Avenue, 11th floor
                      New York, NY  10019

      - BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed purchase order in proper form before 5:00 p.m. Eastern time (the "Cut-Off Time") you will begin to earn dividends the same Fund Business Day upon receipt of Federal Funds. If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

         Investors who notify the Adviser after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

         The following procedure will help assure prompt receipt of your Federal Funds wire:

                  A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:

                                          Your name
                                          Address
                                          Telephone number
                                          Taxpayer ID number
                                          The amount being wired
                                          The identity of the bank wiring funds

         You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)

                  B. Instruct your bank to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           A/C #
                           FBO Williams Capital Liquid Assets Fund Operating Account
                           Ref:  [Shareholder Name and Account Number]

To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute all trades before 2:30 p.m. Eastern time. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

The Trust and the Adviser each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES

State Street Bank and Trust Company (the "Transfer Agent") maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS

Monthly account statements are sent to investors to report transactions such as purchase and redemptions as well as dividends paid during the month. When shares purchases are effected through an Institution confirmations of the share purchases and monthly account statements will be sent to the Institution involved.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Service Shares of the Fund is $1,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

SHARES HELD THROUGH INSTITUTIONS

If shares are purchased through an Institution, the Institution (or its nominees) will normally be the holder of record of Fund shares acting on behalf of its customers and will reflect its customer's beneficial ownership of shares in the account statements provided by it to its customers.

SELLING SHARES

You may redeem your shares without charge at the NAV next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund Business Day after the withdrawal, but in any event no more than seven days after the withdrawal. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act if an emergency exists.

METHODS FOR SELLING SHARES

You may sell shares of the Fund by the following methods:

         - BY TELEPHONE. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND. You must provide the Adviser with your account number and the exact name in which the shares are registered. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

                  In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         - WRITTEN REQUESTS. Redemption requests may be made by writing to:

                             Williams Capital Liquid Assets Fund
                             650 Fifth Avenue, 11th floor
                             New York, NY  10019

                  Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

                  A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by an eligible institution acceptable to the Adviser, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

If the Fund receives your redemption request in proper form before 2:30 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 2:30 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $500,000 unless an investment is made to restore the minimum value.

DIVIDENDS, CAPITAL GAINS AND TAXATION

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAXATION

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Capital gain distributions are generally taxed at different rates than dividends of ordinary income. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a lawful resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

BOARD OF TRUSTEES

The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund."

THE ADVISER

Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser's address is 650 Fifth

Avenue, 11th Floor, New York, New York 10019. Subject to the general control of the Trust's Board of Trustees, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is The Williams Capital Group L.P., a Delaware corporation.

Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser, in which he holds a controlling interest.

For its services, the Adviser is entitled receive a fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser will voluntarily waive its fee and/or reimburse the Service Shares' expenses to the extent necessary to maintain the Service Shares' annual operating expenses at 0.40% of the Service Shares' average daily net assets. The Adviser may discontinue such waivers and reimbursements at any time in its sole discretion.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

         For more information about WILLIAMS CAPITAL LIQUID ASSETS FUND:


         The Fund's statement of additional information ("SAI") includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


         The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling 1 (866) WCM-FUND.

         Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1 (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.




Williams Capital Management, LLC
650 Fifth Avenue
New York, NY  10019


The Williams Capital Management Trust's Investment Company Act File Number is 811-21186.

                              SUBJECT TO COMPLETION
      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 21, 2002

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND
         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION
                                AUGUST ___, 2002



                               INVESTMENT ADVISER:
                        WILLIAMS CAPITAL MANAGEMENT, LLC


THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED AUGUST ___, 2002 OF THE WILLIAMS CAPITAL LIQUID ASSETS FUND (THE "FUND"), A NO-LOAD MONEY MARKET FUND, AND SHOULD BE READ ONLY IN CONJUNCTION WITH THOSE PROSPECTUSES, COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CALLING 1 (866) WCM-FUND.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOR PERMITTED.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND


                                TABLE OF CONTENTS






     HISTORY OF THE TRUST                                          3
     INVESTMENT OBJECTIVES                                         3
     ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS     4
     INVESTMENT RESTRICTIONS
     DIVIDENDS AND CAPITAL GAINS
     MANAGEMENT OF THE FUND                                        6
     DETERMINATION OF NET ASSET VALUE                              8
     FUND TRANSACTIONS                                             9
     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                9
     ADVERTISING                                                  10
     CALCULATION OF PERFORMANCE
     TAXATION                                                     11
     OTHER INFORMATION                                            14
     FINANCIAL STATEMENTS

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND


HISTORY OF TRUST

The Williams Capital Management Trust (the "Trust") was organized as a Delaware business trust on August 1, 2002. The Trust is an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund") is the only series of the Trust. The Fund offers Service Shares and Institutional Shares, each by means of a separate prospectus.

INVESTMENT OBJECTIVE

INVESTMENT OBJECTIVE

The Fund's prospectuses contain information about the investment objective and policies of the Fund. This statement of additional information should only be read in conjunction with the Fund's prospectuses. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's prospectuses, the Fund may also employ the investment practices described below.



ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The Fund may not change any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

BORROWING

As a fundamental investment policy, the Fund may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell fund securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a non-fundamental investment policy, the Fund may not purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding.

REPURCHASE AGREEMENTS

The Fund may purchase repurchase agreements fully collateralized (the value of the underlying securities used to collateralize the repurchase agreement is at least 102% of the maturity value) by U.S. Government obligations or cash. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by Williams Capital Management, LLC (the "Adviser")). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Fund's custodian will segregate cash or liquid high quality debt obligations from the Fund's portfolio equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

PURCHASE OF OTHER INVESTMENT COMPANY SHARES

The Fund may, to the extent permitted under the Investment Company of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies that invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.



ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid" securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having maturities in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Fund pursuant to guidelines adopted by the Board, and reports periodically to the Board.

SECTION 4(2) COMMERCIAL PAPER

The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's percentage limitations on illiquid securities when the Adviser, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists.


U.S. GOVERNMENT SECURITIES

The Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which the Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. Government agency or instrumentality or
(d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

The Fund may purchase U.S. Government obligations on a forward commitment basis. The Fund may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will not invest more than 25% of its net assets in when-issued securities.


Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the Fund securities to be purchased will be segregated on a Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.


MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.

Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-backed and mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

VARIABLE AND FLOATING RATE SECURITIES

The Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

STRIPPED SECURITIES

The Fund may invest in stripped securities, which are U.S. Treasury bonds and notes, the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount from their face value. The Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, which is typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The Trust intends to rely on the opinions of counsel to the sellers of these certificates or other evidences of ownership of U.S. Treasury obligations that, for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on the U.S. Treasury obligations that they represent is so guaranteed.

ZERO COUPON SECURITIES

These securities are notes, bonds and debentures that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts, or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.


Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.


INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions for the Fund, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. The Fund may not:

1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities, other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

2. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidence of indebtedness that is publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entering into repurchase agreements, and provided further that the Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

3. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase or sale of securities subject to legal or contractual restrictions on disposition.

4. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

5. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities); provided, however, that concentration may occur as a result of changes in the market value of portfolio securities and from investments in bankers' acceptances, certificates of deposit, time deposits and other similar instruments issued by foreign and domestic branches of U.S. and foreign banks.

6. Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately thereafter and as a result of such investment (i) the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of the issuer provided that such limitation does not apply to securities issued by other investment companies.

The concentration policy of the Fund (as set forth in Investment Restriction No. 5 above) permits the Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (iii) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). The Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry.

As of the date of this Statement of Additional Information, the 1940 Act prohibits the issuance of senior securities by mutual funds other than bank borrowings.

DIVIDENDS AND CAPITAL GAINS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund business day of the month. A business day is any day on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. A purchase order or redemption request is in "proper form" when all required documents are properly completed, signed and received. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Trustees are responsible for generally overseeing the Trust's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. As of _____________, 2002, none of the Trustees are considered to be an "interested person" of the Trust, as defined in the 1940 Act (the "Independent Trustees").

                                                                                          NUMBER OF FUNDS   OTHER
                               POSITION(S)  TERM OF OFFICE                                IN FUND COMPLEX   DIRECTORSHIPS
                               HELD WITH    AND LENGTH OF                                 OVERSEEN BY       HELD BY TRUSTEE
                               FUND         TIME SERVED                                   TRUSTEE
NAME, ADDRESS, AND AGE                                          PRINCIPAL OCCUPATION
                                                                DURING PAST FIVE YEARS


INDEPENDENT TRUSTEES

                               POSITION(S)  TERM OF OFFICE                                IN FUND COMPLEX   DIRECTORSHIPS
                               HELD WITH    AND LENGTH OF                                 OVERSEEN BY       HELD BY TRUSTEE
                               FUND         TIME SERVED                                   TRUSTEE
NAME, ADDRESS, AND AGE                                          PRINCIPAL OCCUPATION
                                                                DURING PAST FIVE YEARS


[                        ]

[                        ]

[                        ]

INTERESTED TRUSTEES:

Christopher J. Williams (45)   Trustee,     Term: Indefinite:   Chairman and Chief        1                 Trustee, The
650 Fifth Avenue               Chairman                         Executive Officer of                        Milestones
New York, NY 10019             of the       Elected:            Williams Capital                            Funds (one
                               Board of                         Management, LLC (2002-                      portfolio)
                               Trustees                         present); Chairman and
                               and                              Chief Executive Officer
                               Chairman                         of The Williams Capital
                               of the Fund                      Group, L.P. (one of the
                                                                largest minority-owned
                                                                investment banks in the
                                                                U.S.) (1994 to
                                                                present); and former
                                                                senior vice president,
                                                                Lehman Brothers, Inc.
                                                                (from 1984 to 1992)

Dail St. Claire (42)           Trustee      Term: Indefinite:   Managing Director of      1                 None
650 Fifth Avenue               and                              Williams Capital
New York, NY 10019             President    Elected:            Management, LLC (2002
                               of the Fund                      to present); First Vice
                                                                President of
                                                                Amalgamated Bank (2001
                                                                to 2002); Principal and
                                                                Portfolio Manager for
                                                                Utendahl Capital
                                                                Management, L.P. (1993
                                                                to 2001); and Senior
                                                                Investment Officer for
                                                                the New York City
                                                                Comptrollers' Office
                                                                (1989 to 1993).


The Declaration of Trust provides that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

CODE OF ETHICS

The Adviser and ALPS Distributors, Inc. ("ALPs") have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Adviser and ALPS.

STANDING COMMITTEES

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee and Nominating Committee.

The Audit Committee is composed of all the non-interested Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence.

The Nominating Committee is composed of all of the non-interested Trustees. The Nominating Committee is responsible for nominating for election as Trustees candidates who may be either "interested persons" or non-interested persons of the Trust. The Nominating Committee meets as is required.

TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST, ADVISER AND DISTRIBUTOR

As of __________, 2002 none of the Independent Trustees had any ownership of securities of the Adviser or ALPs or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPs.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of ________, 2002.


                                                                        Aggregate Dollar Range of Equity Securities
                                                                        in All Registered Investment Companies
                                     Dollar Range of Equity             Overseen by Trustee in Family of Investment
Name of Trustee                      Securities in the Trust            Companies
---------------                      -----------------------            --------------------------------
INDEPENDENT
     [      ]                                None                       None
     [      ]                                None                       None
     [      ]                                None                       None
INTERESTED
     Christopher J. Williams                 None                       None
     Dail St. Claire                         None                       None

TRUSTEE COMPENSATION

The Independent Trustees receive annual compensation from the Trust for their services. Each Independent Trustee receives an annual retainer of $________ and $_____ for each meeting attended. For telephonic board meetings, each Independent Trustee receives $_____ for participating. Each Trustee and officer is reimbursed for reasonable travel expenses to attend board meetings.

The following table sets forth the estimated total remuneration of Trustees and officers of the Trust for the fiscal year ended [December 31, 2002].

                                                      Pension or
                                                      Retirement                                Total Compensation from
                                                      Benefits              Estimated Annual    Trust & Fund Complex
                                Aggregate             Accrued as Part of    Benefits Upon       Paid to
                                Compensation from     Trust Expenses        Retirement          Trustees
Name and Position               Trust
INDEPENDENT TRUSTEE
[                      ]        $_______              $0                    $0                  $______
[                      ]        $_______              $0                    $0                  $______
[                      ]        $_______              $0                    $0                  $______
INTERESTED TRUSTEE
Christopher J. Williams         $0                    $0                    $0                  $0
Dail St. Claire                 $0                    $0                    $0                  $0


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October __, 2002, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund.


Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of October ___, 2002, the Fund had not commenced operations and the Adviser owned 100% of the Fund and controlled the Fund.


THE INVESTMENT ADVISER

The Fund's investment adviser, Williams Capital Management, LLC furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement between the Trust and the Adviser dated ______, 2002 (the "Advisory Agreement") will remain in effect with respect to the Fund for a period of two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Advisory Agreement.

The Advisory Agreement was initially approved by the Trustees, including a majority of the Independent Trustees, on __________________, 2002. In determining to approve the Advisory

Agreement, the Board requested, and received from the Adviser, information it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors. The following factors were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser under the Advisory Agreement: (i) the nature and quality of services to be rendered under the Advisory Agreement; (ii) the fees paid by comparable funds; (iii) the Fund's service needs and the services provided by the Adviser;
(iv) the quality of the services expected to be provided; (v) the fees payable for the services; (vi) the total expenses of the Fund, including the Adviser's voluntary agreement to cap the total annual operating expenses of the Fund;
(vii) the capabilities and financial condition of the Adviser; and (viii) the residual benefits that the Adviser or any of its affiliates may receive from managing the Fund such as brand-recognized.

In approving the Advisory Agreement, the Board, based on its review of the information requested and provided concluded that (i) the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund; and (ii) the Funds estimated expense ratios are reasonable compared to other funds with similar investment objectives. After considering these and other factors, the Trustees, concluded that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Fund, an annual fee of 0.12% of the total average daily net assets of the Fund. This fee is accrued by the Trust daily. The Adviser has currently agreed to waive up to 100% of its advisory fee and/or to reimburse the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.20% and 0.40% of the average daily net assets of the Institutional Shares and Service Shares, respectively. At any time, however, the Adviser may rescind the voluntary fee waiver.

Subject to the voluntary agreement (which may be discontinued at any time) of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the fees paid to the Adviser, administrator, custodian and accounting agent and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of memberships in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations thereof, costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the independent Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee board meetings; Securities and Exchange Commission (the "SEC") registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers. The Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any sub-adviser except with respect with respect to matter as to which the Adviser specifically assumes responsibility in writing.

INVESTMENT MANAGEMENT TEAM

The Adviser utilizes a committee structure to manage fixed-income assets and research fixed-income securities. The investment committee and the credit committee are comprised of the persons listed below:

      - Christopher J. Williams is the Chairman and Chief Executive Officer of the Adviser, and the Chairman and Chief Executive Officer of The Williams Capital Group, L.P., which is one of the largest minority-owned investment banks in the U.S. Prior to forming The Williams Capital Group, L.P. in 1994, Mr. Williams spent eight years in the investment banking and capital markets divisions of Lehman Brothers as Senior Vice President and approximately two years as the Managing Principal of the Williams Financial Markets, a division of Jefferies & Company.

      - Dail St. Claire is the Managing Director of the Adviser and is the Co-portfolio manager of the Fund. Ms. St. Claire has 18 years of investment experience with 12 years managing cash and short-term fixed-income assets. Ms. St. Claire's current responsibilities include directing the portfolio management and credit research for the Fund. Prior to her current responsibilities, Ms. St. Claire was First Vice President of Amalgamated Bank from September 2000 to September 2001. From 1993 to September 2001, Ms. Claire was a Principal and Portfolio Manager for Utendahl Capital Management, L.P. Prior to serving at Utendahl, Ms. St. Claire was a Senior Investment Officer for the New York City Comptrollers' Office from 1989 until 1993.

      - Marybeth Leithead, CFA, is a Senior Vice President of Adviser and Portfolio Manager of the Fund. Ms. Leithead has 16 years of investment experience with 7 years experience managing cash and short-term fixed-income assets. Prior to her current responsibilities, Ms. Leithead was Director of Credit Suisse Asset Management from December 1999 through October 2001. Prior to that, Ms. Leithead was Vice President of DLJ Asset Management from 1993 through 1999.

     The Credit Committee also includes:

      - Shayna Malnak is Senior Credit Analyst of the Adviser and the Fund. Prior to her current responsibilities, Ms. Malnak was Principal for The Williams Capital Group, L.P. analyzing companies in various sectors. Prior to that, Ms. Malnak was Vice President of Unifund S.A. where she analyzed global public and private equity investments from October 1993 through June 1996. Prior to that, Ms. Malnak was an analyst at Standard & Poor's Corporation in 1989 where she evaluated a broad group of industrial and financial companies from October 1984 through October 1993.

ADMINISTRATOR

Under the Administrative Services Agreement (the "Administration Agreement"), State Street Bank and Trust Company ("State Street") is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify State Street for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties. The Fund pays State Street a monthly fee at the annual rate of ___% of the Fund's average daily net assets [up to $____ million, ____% of the next $___ million, and ___% of those assets in excess of $200 million], and State Street is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. State Street will be paid a minimum fee of $_____per month for the first year and a minimum fee of $______ per month thereafter for services provided to the Fund.

State Street is located at 225 Franklin Street, Boston, Massachusetts 02110.

DISTRIBUTOR

ALPS Distributors, Inc., 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as distributor (the "Distributor") pursuant to the Distribution Agreement dated _______, 2002. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

TRANSFER AGENT

State Street (the "Transfer Agent") acts as the Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

CUSTODIAN AND ACCOUNTING AGENT

State Street acts as custodian and fund accounting agent of the Fund's assets. State Street as custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest and dividends on the Fund's investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund.


INDEPENDENT AUDITOR

PricewaterhouseCoopers LLP (the "Independent Accountants"), has been selected as the Independent Accountants of the Fund. The selection of independent accountants is subject to ratification by the Fund's shareholders at any annual meeting of shareholders held by the Fund. The Independent Accountants are responsible for auditing the financial statements of the Fund.

LEGAL COUNSEL

Sidley Austin Brown & Wood LLP, 787 Seventh Ave, New York, New York 10019, is counsel for the Fund.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays shareholder servicing agents 0.25% of the average daily net assets of the Service Shares, so that the Fund may obtain the services of shareholder servicing agents and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the [ALPS/Adviser] to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matter; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub accounting services for Fund Shares held beneficially; and providing such other services as the Fund or a shareholder may request.

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Fund's net asset value ("NAV") at $1.00 per share. These procedures include a review of the extent of any deviation of NAV per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed -1/2 of 1%, the Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling the Fund's securities prior to maturity, reducing or withholding dividends and utilizing a NAV per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Fund's quality criteria.

In determining the approximate market value of Fund investments, the Fund may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

FUND TRANSACTIONS

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers servicing as market makers include the spread between the bid and ask price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Fund will pay any amounts of commission, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that it would otherwise be obligated to pay itself. Any transaction for which the Fund pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Fund, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

Investment decisions for the Fund will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other portfolios, accounts or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denominated purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by the underwriter without any sales charge. It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on the Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

ADVERTISING

PERFORMANCE DATA
The Fund may provide current yield and effective yield quotations for the Service Shares and Institutional Shares. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper, Inc., iMoneyNet, Inc., Thompson Financial and other companies other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of a recognized stock, bond and other indices. The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Fund's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Fund of future yield or rates or return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

The Fund may advertise other forms of performance. For example, the Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

CALCULATION OF PERFORMANCE

The yield for the Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

An effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] -1

THE YIELDS QUOTED ARE NOT INDICATIVE OF FUTURE RESULTS. YIELDS WILL DEPEND ON THE TYPE, QUALITY, MATURITY, AND INTEREST RATE OF MONEY MARKET INSTRUMENTS HELD BY THE FUND.

TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirements.

In addition to satisfy the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business or investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

The Fund may make investments that produce taxable income that is not matched by a corresponding receipt of cash or an offsetting loss deduction. Such investments would include obligations that have original issue discount or that accrue discount, obligations that accrue negative amortization and obligations that are subordinated in the mortgage-backed or asset-backed securities structure. Such taxable income would be treated as income earned by the Fund and would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding receipt of cash by the Fund or an offsetting deduction, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to shareholders. The Fund intends to make sufficient and timely distributions to shareholders so as to qualify for treatment as a regulated investment company at all times.

FUND DISTRIBUTIONS

The Fund anticipates distributions substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders or record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury up to 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% --2011 and thereafter. When establishing an account, a shareholder must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

SALE OR REDEMPTION OF SHARES

The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will do this. If the net asset value varies from $1.00 per share on the date of sale or redemption, a shareholder will recognize gain or loss equal to the difference between the net asset value of the shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (including through the Fund's dividend reinvestment plan). In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Non-U.S. investors in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30 percent United States withholding tax (or a reduced rate of withholding provided by treaty). Such non-U.S. investors would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussions of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Fund offers Institutional and Service Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Fund if the interests of one class differ from the interests of the other.

Delaware laws provide that shareholders shall be entitled to the same limitations on personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Declaration of Trust also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitations of liability was in effect and the Fund is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Fund capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Declaration of Trust, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Declaration of Trust, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trust, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

FINANCIAL STATEMENTS

         As of the date of this Statement of Additional Information, the Fund has not commenced operations.

Appendix A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

         A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

         F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                        WILLIAMS CAPITAL MANAGEMENT TRUST
                                  (THE "TRUST")

                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS

                  (a)   Declaration of Trust is filed herein.

                  (b)   By-Laws will be filed by subsequent amendment.

                  (c)   Not Applicable.

                  (d) Investment Advisory Agreement between the Trust and Williams Capital Management, LLC will be filed by subsequent amendment.

                  (e) Distribution Agreement between the Trust and ALPS Distributors, Inc. will be filed by subsequent amendment.

                  (f)   Not Applicable.

                  (g) Custodian Contract between the Trust and State Street Bank and Trust Company will be filed by subsequent amendment.

                  (h)   (1)  Administration Agreement between the Trust and
                             State Street Bank and Trust Company will be filed by subsequent amendment.

                        (2) Transfer Agency and Registrar Agreement between the Trust and State Street Bank and Trust Company will be filed by subsequent amendment.

                  (i) Opinion and consent of counsel will be filed by subsequent amendment.

                  (j) Consent of Auditors will be filed by subsequent amendment.

                  (k)   Not Applicable.

                  (l)   Not Applicable.

                  (m)   Not Applicable.

                  (n)   Rule 18f-3 Plan will be filed by subsequent amendment.

                  (p)   (1)  Code of Ethics of Williams Capital Management, Inc.
                             will be filed by subsequent amendment.

                        (2) Code of Ethics of ALPS Distributors, Inc. will be filed by subsequent amendment.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

              Not Applicable.

ITEM 25.      INDEMNIFICATION

              Article V. Section 5.2 of the Trust's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Trust by the Trust pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by Trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

              The Funds intend to obtain insurance coverage for its trustees and officers.

ITEM  26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND
              SUBADVISER

              Williams Capital Management, LLC serves as the investment adviser of the Trust and institutional and individual investors. The principal executive officers of the the investment adviser are:

           Name                             Position with Adviser
           ----                             ---------------------
           Christopher J. Williams          Chairman and Chief Executive Officer
           Dail St. Claire                  Managing Director

              For further information relating to the Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Williams Capital Management, LLC, SEC File No. 801-60920.

ITEM 27.      PRINCIPAL UNDERWRITERS.

      (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, DIAMONDS Trust, Nasdaq 100 Trust, Holland Balanced Fund, Ameristock Mutual Fund, Inc., Davis Park Series Trust, and Financial Investors Variable Insurance Trust.

      (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:


Name and Principal                    Positions and Offices with             Positions and Offices with
Business Address*                     Registrant                             Underwriter
-----------------                     ----------                             -----------
W. Robert Alexander                   None                                   Chairman, Chief Executive
                                                                             Officer and Secretary

Thomas A. Carter                      None                                   Chief Financial Officer and
                                                                             Director

Edmund J. Burke                       None                                   President and Director

Name and Principal                    Positions and Offices with             Positions and Offices with
Business Address*                     Registrant                             Underwriter
-----------------                     ----------                             -----------
Jeremy O. May                         None                                   Senior Vice President and
                                                                             Director
Rick A. Pederson                      None                                   Director
Chris Woessner                        None                                   Director


*     All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado
      80202.

                  (c)   Not Applicable

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

              The account books and other documents required to be maintained by Trust pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

              Williams Capital Management, LLC . (Investment Adviser) 650 Fifth Avenue, 10th floor,
              New York, New York 10019

              State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent")
              225 Franklin Street
              Boston, MA 02110

              ALPS Distributors, Inc.
              370 Seventeenth Street
              Suite 3100
              Denver, CO 80202

ITEM 29.      MANAGEMENT SERVICES

              The Trust has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30.      UNDERTAKINGS

              Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 21st day of August 2002.

WILLIAM CAPITAL MANAGEMENT TRUST

By:      /s/ David James
         ---------------
         David James
         Sole Trustee

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURES                          TITLE                                               DATE
----------                          -----                                               ----
By:      /s/ David James            Sole Trustee                                        August 21, 2002
         ---------------
         David James